Investments in Unconsolidated Subsidiaries and Affiliates	12 Months Ended
Dec. 31, 2015
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates

Note 6: Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2015, and 2014 is as follows:

	2015	2014
	(in millions)
Equity method	$519	$593
Cost method	8	12
Total	$527	$605

A summary of the combined results of operations and financial position as reported by the investees that CNH Industrial accounts for using the equity method is as follows:

	For the Years Ended December 31,
	2015	2014	2013
	(in millions)
Net revenue	$3,911	$4,849	$5,211
Income before taxes	$127	$251	$321
Net income	$68	$194	$289

	As of December 31,
	2015	2014
	(in millions)
Total Assets	$6,867	$7,448
Total Liabilities	$5,545	$5,877
Total Equity	$1,322	$1,571

The investees included in these tables primarily consists of Al Ghazi Tractors Ltd. (43.2% ownership), Turk Traktor re Ziraat Makineteri A.S. (37.5% ownership), New Holland HFT Japan Inc. (50.0% ownership), CNH de Mexico S.A. de C.V. (50.0% ownership), CNH Industrial Capital Europe S.A.S. (50.0% ownership), Naveco (Nanjing Iveco Motor Co.) Ltd (50.0% ownership), SAIC Iveco Commercial Vehicle Investment Company Limited (50.0% ownership) and Transolver Finance Establecimiento Financiero de Credito S.A. (50.0% ownership).

Effective December 31, 2012, the initial term of CNH Global’s global alliance with one of its Japanese joint ventures, Kobelco Construction Machinery Co., Ltd. (“KCM”) expired and CNH Global and KCM entered a new phase of the relationship. As a result, CNH Global sold its 20% ownership in KCM to Kobe Steel, Ltd (“KSL”) and recognized a loss of approximately $35 million in 2012. The dispute regarding the amount to be paid by KSL to CNH Global was resolved by binding arbitration pursuant to London Court of International Arbitration (“LCIA”) rules, as provided by the KCM Shareholders Agreement. In November 2013, the arbitrator issued his award and opinion, effectively ruling in favor of KSL. As a result, CNH Industrial recognized an additional loss of $26 million on the sale of investment in its consolidated statements of operations for the year ended December 31, 2013. Please see “Note 13: Commitments and Contingencies” for additional information.